                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND

                   SUPPLEMENT DATED SEPTEMBER 30, 2003 TO THE
                CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002,
                        SUPERSEDING ALL PRIOR SUPPLEMENTS

         The Prospectus is hereby supplemented as follows:

         (1) The first sentence of the first paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

         The Fund's portfolio management team seeks to achieve the Fund's investment objective by investing primarily in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Fund's portfolio management team seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook.

         (2) The first through third sentences of the second paragraph in the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" is hereby deleted and replaced with the following:

         The Fund's portfolio management team seeks to achieve the Fund's investment objective by investing primarily in a portfolio of equity securities of small- to medium-sized U.S. corporations. The Fund's portfolio management team seeks attractively valued companies experiencing a change that could have a positive impact on a company's outlook. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of small- to medium-sized companies. Under current market conditions, the Fund's portfolio management team defines small and medium-sized corporations by reference to those companies with market capitalizations in the range of companies represented in the Russell Midcap Value Index, a medium-sized capitalization company index which consists of companies with capitalizations up to $10.38 billion as of June 30, 2003.

         (3) The first through third sentences of the third paragraph in the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" are hereby deleted and replaced with the following:

         In selecting securities, the Fund's portfolio management team focuses on companies that it believes possess characteristics for improved valuation. The Fund's portfolio management team looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

         The Fund may dispose of a security whenever, in the opinion of the Fund's portfolio management team, factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

         (4) The sixth through tenth sentences of the third paragraph and the fourth paragraph in the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" are hereby deleted in their entirety.

         (5) The first sentence in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

         Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

         (6) The section entitled "INVESTMENT ADVISORY SERVICES - INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY SERVICES - INVESTMENT ADVISER - ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

         (7) The section entitled "INVESTMENT ADVISORY SERVICES--GENERAL - PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

         PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Equity Income team. The team is made up of established investment professionals. Current members of the team include James A. Gilligan, a Managing Director of the Subadviser, Thomas Bastian, Sergio Marcheli, and James O. Roeder, Vice Presidents of the Subadviser, and Vincent E. Vizachero, an Associate of the Subadviser. The composition of the team may change without notice from time to time.

         (8) The section entitled "FOR MORE INFORMATION -- INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION -- INVESTMENT ADVISER."

         (9) The section entitled "FOR MORE INFORMATION -- CUSTODIAN" is deleted in its entirety and replaced with the following:

         CUSTODIAN
         State Street Bank and Trust Company
         225 West Franklin Street, PO Box 1713
         Boston, MA 02110-1713

         (10) In all instances the transfer agent's mailing address is changed to:

         Van Kampen Investor Services Inc.
         PO Box 947
         Jersey City, NJ 07303-0947


                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES,
                              VAN KAMPEN VALUE FUND

                   SUPPLEMENT DATED SEPTEMBER 30, 2003 TO THE
                CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED OCTOBER 25, 2002,
                        SUPERSEDING ALL PRIOR SUPPLEMENTS


The Prospectus is hereby supplemented as follows:

         (1) The second paragraph in the section entitled "RISK/RETURN SUMMARY -- PRINCIPAL INVESTMENT STRATEGIES" is hereby deleted and replaced with the following:

         The Fund emphasizes a value style of investing seeking well-established companies that appear undervalued and are currently not being recognized within the marketplace. Portfolio securities are typically sold when the Fund's portfolio management team believes that the security approaches or achieves what the portfolio management team believes to be its fair valuation, or if the portfolio management team's analysis reveals signs of deteriorating fundamentals, such as changing industry regulations or competitive pressures.

         (2) The second through fourth sentences of the second paragraph in the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" are hereby deleted and replaced with the following:

         The Fund's portfolio management team uses a bottom-up process to identity well-established companies that appear undervalued and are currently not being recognized within the marketplace. The Fund's portfolio management team begins with a universe of companies that have attributes that may qualify them as value companies. These companies are screened for liquidity and then relative value using an appropriate valuation measure for each sector or industry. The Fund's portfolio management team then evaluates the companies relative to competitive and market conditions within each industry. The Fund's portfolio management team then conducts a fundamental analysis of each company to identify those companies believed to be attractively valued relative to other companies within the industry.

         (3) The fourth paragraph in the section entitled "INVESTMENT OBJECTIVE, POLICIES AND RISKS" is hereby deleted in its entirety.

         (4) The first sentence in the section entitled "INVESTMENT ADVISORY SERVICES -- INVESTMENT ADVISER" is hereby deleted and replaced with the following:

         Van Kampen Investment Advisory Corp. is the investment adviser (the "Adviser" or "Advisory Corp.") of the Fund.

         (5) The section entitled "INVESTMENT ADVISORY SERVICES - INVESTMENT ADVISER -- ADVISORY AGREEMENT AND ADMINISTRATION AGREEMENT" is titled "INVESTMENT ADVISORY SERVICES - INVESTMENT ADVISER - ADVISORY AGREEMENT" and the second paragraph after the table in that section is hereby deleted in its entirety.

         (6) The section entitled "INVESTMENT ADVISORY SERVICES -- GENERAL -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

         PORTFOLIO MANAGEMENT. The Fund is managed by the Subadviser's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., a Managing Director of the Subadviser, and Jason S. Leder and Kevin C. Holt, Executive Directors of the Subadviser. The composition of the team may change without notice from time to time.

         (7) The section entitled "FOR MORE INFORMATION - INVESTMENT ADVISER AND ADMINISTRATOR" is titled "FOR MORE INFORMATION - INVESTMENT ADVISER."

         (8) The section entitled "FOR MORE INFORMATION - CUSTODIAN" is deleted in its entirety and replaced with the following:

         CUSTODIAN
         State Street Bank and Trust Company
         225 West Franklin Street, PO Box 1713
         Boston, MA 02110-1713

         (9) In all instances the transfer agent's mailing address is changed to:

         Van Kampen Investor Services Inc.
         PO Box 947
         Jersey City, NJ 07303-0947






                   RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE